NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

07073954

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
OCT 15 2007
1086

By Facsimile and First Class Mail

October 15, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS 001-33738

Dear Ms. Peters:

This is to certify that on October 10, 2007, The Nasdaq Stock Market (the "Exchange") received from Morgans Hotel Group Co. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Stock Purchase Rights

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b), and we hereby join in such request.

Sincerely,

Gary Sundick

cc by facsimile: Gina Jung, Sullivan & Cromwell LLP

PROCESSED
OCT 19 2007
THOMSON
FINANCIAL

END